ACCOUNTING POLICIES (Details) - $ / $	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Accounting Policies Details Abstract
Average exchange rate	.7720	0.7714	0.7552
Closing exchange rate	.7333	0.7951	0.7446